Report of Directors Corporate Governance - Personal objecitves for Noel and Georges (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%
Noel Quinn | Technology transformation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	4.00%
Assessment (%)	50.00%
Cloud adoption rate, as a measure of personal objectives	43.00%	35.00%
Percentage of mobile active users	54.00%	49.00%
Digitally completed sales %	49.00%	43.00%
Noel Quinn | Progress on innovation programmes
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	4.00%
Assessment (%)	100.00%
Noel Quinn | Simplification of processes and organisation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.00%
Assessment (%)	50.00%
Noel Quinn | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Assessment (%)
Weighting actual (%)	7.00%
Georges Elhedery
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%
Georges Elhedery | Deliver activities relating to regulatory priorities
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	58.33%
Georges Elhedery | Deliver Finance change transformation and digitisation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	62.50%
Georges Elhedery | More energised Finance workforce
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	100.00%
Employee engagement index	79.00%	74.00%
Global finance career index	69.00%	65.00%
Georges Elhedery | Drive liquidity and capital management across the Group
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	91.67%
Georges Elhedery | Personal objectives
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Assessment (%)
Weighting actual (%)	7.81%